Stock-Based Compensation (Exercise Price Range) (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 94	$ 97	$ 97	$ 94
Options Outstanding, Number of Shares under Option (in shares)	479,774	1,750,949	5,622,951	11,389,721
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 20,973,745
Options Outstanding, Weighted Average Remaining Contractual Life	11 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 94	$ 97	$ 97
Options Exercisable, Number of Shares under Option (in shares)	479,774	1,750,949	5,622,951
Options Exercisable, Weighted Average Remaining Contractual Life	11 months
Exercise price range $85 and under
Stock option activity by exercise price ranges
Exercise price, upper range limit (in dollars per share)	$ 85
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Outstanding, Number of Shares under Option (in shares)	192,959
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 10,597,402
Options Outstanding, Weighted Average Remaining Contractual Life	4 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Exercisable, Number of Shares under Option (in shares)	192,959
Options Exercisable, Weighted Average Remaining Contractual Life	4 months
Exercise price range $86 and over
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 86
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 101
Options Outstanding, Number of Shares under Option (in shares)	286,815
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 10,376,342
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 101
Options Exercisable, Number of Shares under Option (in shares)	286,815
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 2 months